CAPITAL IMPROVEMENTS IN PROGRESS AND NEWBUILDINGS	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
CAPITAL IMPROVEMENTS IN PROGRESS AND NEWBUILDINGS	CAPITAL IMPROVEMENTS IN PROGRESS AND NEWBUILDINGS

(in thousands of $)	June 30, 2025	December 31, 2024
Capital improvements in progress	23,844	15,758
Newbuildings	150,740	146,496
Total	174,584	162,254

Capital improvements in progress comprises of advances paid and costs incurred with respect to upgrades on two rigs and three vessels (December 31, 2024: Special Periodic Survey (“SPS”) and upgrades on two rigs and four vessels). These costs are recorded in “Capital improvements in progress” until such time as the equipment is installed on the vessel or rig, at which point it is transferred to "Vessels, Rigs and Equipment, net" or "Investment in Sales-Type Leases".

As of June 30, 2025, the Company paid $150.7 million in installments and capitalized interest in respect of shipbuilding contracts for the construction of five newbuilding dual-fuel 16,800 TEU container vessels (December 31, 2024: $146.5 million). The vessels are expected to be delivered to the Company in 2028.

Interest capitalized in the cost of newbuildings amounted to $4.2 million in the six months ended June 30, 2025 (December 31, 2024: $2.9 million).